LEASES - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Total Operating Leases
2026	¥ 3,976	¥ 4,028
2027	3,814	3,845
2028	3,638	3,746
2029	3,413	3,565
2030	3,143	3,358
Thereafter	21,223	21,480
Total minimum lease payments	39,207	40,022
Less: amount representing interest	12,076	12,896
Present value of minimum lease payments	27,131	27,126
Total Finance Leases
2026	190	171
2027	194	174
2028	197	177
2029	198	180
2030	198	181
Thereafter	4,288	4,086
Total minimum lease payments	5,265	4,969
Less: amount representing interest	2,143	2,076
Present value of minimum lease payments	¥ 3,122	¥ 2,893